GOF P-2 12/11

SUPPLEMENT DATED DECEMBER 9, 2011

TO THE PROSPECTUSES DATED MAY 1, 2011

OF

FRANKLIN TEMPLETON CONSERVATIVE ALLOCATION FUND

FRANKLIN TEMPLETON MODERATE ALLOCATION FUND

FRANKLIN TEMPLETON GROWTH ALLOCATION FUND

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

(Each a series of Franklin Templeton Fund Allocator Series)

The prospectuses are amended as follows:

I. For the Franklin Templeton Conservative Allocation Fund, the "Portfolio Turnover" section on page 4 of the Fund Summary is revised as follows:

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.51% of the average value of its portfolio.

II. For the Franklin Templeton Conservative Allocation Fund, the year-to–date return under the “Performance”  section of the Fund Summary beginning on page 8 is revised as follows:

As of September 30, 2011, the Fund's year-to-date return was -4.35%.

III. For the Franklin Templeton Conservative Allocation Fund, the following is added to the “Portfolio Managers” section on page 21 of the Fund Summary:

THOMAS A. NELSON, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund effective January 2012.

IV. For the Franklin Templeton Moderate Allocation Fund, the "Portfolio Turnover" section on page 4 of the Fund Summary is revised as follows:

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.94% of the average value of its portfolio.

V. For the Franklin Templeton Moderate Allocation Fund, the year-to–date return under the “Performance”  section of the Fund Summary beginning on page 18 is revised as follows:

As of September 30, 2011, the Fund's year-to-date return was -6.06%.

VI. For the Franklin Templeton Moderate Allocation Fund, the following is added to the “Portfolio Managers” section on page 21 of the Fund Summary:

THOMAS A. NELSON, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund effective January 2012.

VII. For the Franklin Templeton Growth Allocation Fund, the "Portfolio Turnover" section on page 4 of the Fund Summary:

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.28% of the average value of its portfolio.

VIII. For the Franklin Templeton Growth Allocation Fund, the year-to–date return under the “Performance”  section of the Fund Summary beginning on page 27 is revised as follows:

As of September 30, 2011, the Fund's year-to-date return was-9.31%.

IX. For the Franklin Templeton Growth Allocation Fund, the following is added to the “Portfolio Managers” section on page 21 of the Fund Summary:

THOMAS A. NELSON, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund effective January 2012.

X. For the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund, the portfolio management team under the “Fund Details - Management”  section on page 62 is updated as follows:

THOMAS A. NELSON, CFA   Portfolio Manager of Advisers

Mr. Nelson will be a co-lead portfolio manager of the Fund effective January 2012. Prior to joining Franklin Templeton Investments in 2007, he worked for Bloomberg LP where he was most recently manager of the market specialist sales team overseeing 80 people.

XI. For all Funds, the following is added to the “Fund Details - Information about the Underlying Franklin Templeton Funds”  section:

Franklin Pelagos Commodities Strategy Fund  The fund seeks to provide long-term total return by utilizing an actively managed fundamental and quantitative investment process to provide exposure to the commodities markets by (i) investing in commodity-linked derivative investments and (ii) investing in securities of the U.S. Government, its agencies and instrumentalities and other fixed income securities. The fund seeks exposure to the commodities markets by investing in commodity-linked derivative instruments including commodity-linked notes, commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodity index futures. By investing in these derivative instruments, the fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The fund may also invest in other commodity-linked derivative instruments, directly or through a Cayman Islands based company that is wholly owned by the fund, including commodity and commodity index futures and forwards, commodity index swaps. . The fund intends to limit the investments in this Cayman Islands based company to no more than 25% of the value of its total assets in order to satisfy the tax asset diversification requirement.

Franklin Pelagos Managed Futures Strategy Fund  The fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to futures contracts and futures-related instruments by (i) employing a managed futures strategy, and by (ii) investment in securities of the U.S. Government, its agencies and instrumentalities and other fixed income securities. The fund's managed futures strategy involves going long or short in futures contracts and futures-related instruments. In selecting the futures instruments for the fund, the investment manager utilizes a proprietary quantitative investment process that seeks to identify trends in commodity, currency, fixed income and equity index futures. Once a trend or reversal is determined, the fund will take either a long or short position in the given futures instrument. The fund may also invest in commodity-linked total return swaps and commodity-linked derivatives, directly or through a Cayman Islands based company that is wholly owned by the fund, including structured notes, options, futures and options on futures. The fund intends to limit the investments in this Cayman Islands based company to no more than 25% of the value of its total assets in order to satisfy the tax asset diversification requirement.

XII. For all Funds, the following is added to the “Fund Details - Risks of Investing in the Underlying Franklin Templeton Funds”  section:

Commodities

Investing in physical commodities, either directly or through complex securities such as ETNs, presents unique risks. Investing in physical commodities, including trading in futures contracts thereon, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

XIII. For all Funds, the following is added under the “Fund Details –  Management –  Asset allocation fees”  section:

Underlying Franklin Templeton Funds	Investment Manager	Annual Fee Rate
Franklin Pelagos Commodities Strategy Fund	Advisers; Pelagos Capital Management, LLC (Pelagos)(sub-advisor)[23]	0.65%
Franklin Pelagos Managed Futures Strategy Fund	Advisers; Pelagos (sub-advisor) [23]	0.65%

23. Pelagos receives an annual rate 0.50% of the value the Fund’s net assets.

Please keep this supplement for future reference.